CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities
Net loss	$ (5,221,747)	$ (7,130,059)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	49,269	51,301
Bad debt expense		2,739
Amortization of beneficial conversion feature of convertible notes		193,044
Amortization of original issue discounts related to convertible notes	385,650	6,924
Amortization of stock based prepaid consulting		42,500
Equity compensation expense	1,497,534	1,371,519
Cost of repricing warrants to induce exercise	70,491	17,753
Loss on disposal of assets	9,822
Loss on stock issued for interest	4,205
Common stock issued as settlement		300,000
Other income from the clawback of equity compensation	(157,920)
Reversal of litigation accrual	(941,000)
Payment by insurance company of prior period litigation expense	(200,000)
Changes in assets and liabilities:
Accounts receivable	17,883	45,925
Inventories	(42,585)	(152,684)
Prepaid expenses and other current assets	26,500	27,930
Other assets	(11,255)
Accounts payable	30,748	(36,490)
Accrual for severance agreement	102,056
Deferred revenue	7,019
Accrued expenses	177,675	1,625,067
Net cash used in operating activities	(4,195,655)	(3,634,531)
Cash flows from Investing Activities
Proceeds from sale of asset	15,000
Purchases of equipment	(43,496)	(30,258)
Net cash used in investing activities	(28,496)	(30,258)
Cash flows from Financing Activities
Proceeds from sale of stock through private placements	1,658,000	1,181,700
Proceeds from sale of stock and warrants through private placements	300,000
Proceeds from sale of stock under stock purchase agreement	810,003
Proceeds from exercise of warrants	910,000	65,000
Proceeds from exercise of stock options	6,534	75,835
Proceeds from related party advances		89,380
Payments on notes with related parties	(84,380)	(5,000)
Proceeds from convertible notes with third parties	175,000	105,000
Proceeds from convertible notes with related parties	500,000	325,000
Payments on Insurance Finance Contract	(44,925)	(44,908)
Net cash provided by financing activities	4,230,232	1,792,007
Net increase (decrease) in cash and cash equivalents	6,081	(1,872,782)
Cash and cash equivalents - beginning	84,194	1,956,976
Cash and cash equivalents - ending	90,275	84,194
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	2,702	2,843
Cash paid for income taxes
Supplementary Disclosure of Non-cash Investing and Financing Activities:
Financing of prepaid insurance contracts	47,471	43,931
Beneficial conversion feature of convertible notes	309,342	347,398
Conversion of notes for common stock	435,495
Accrued interest financed with convertible note		74,874
Common stock issued for interest	$ 77,784